Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents And Restricted Cash [Abstract]
Cash on hand and at banks	$ 43,561	$ 27,764
Short-term deposits	0	16,245
Restricted cash	490	2,600
Total cash, cash equivalents and restricted cash	$ 44,051	$ 46,609	$ 86,458	$ 56,658